Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

The Company has evaluated events subsequent to the balance sheet date of June 30, 2024 through November 15, 2024, the date on which the consolidated financial statements were issued, and concluded that there are no other material reportable subsequent events except disclosed below that would have required adjustment or disclosure in the financial statements.

On August 23, 2024, the Company closed a private placement (the “Private Placement”) pursuant to certain subscription agreements dated August 6, 2024 with 12 investors (the “Subscribers”). The Company issued and sold an aggregate of 10,000,000 Class A ordinary shares, par value $0.01 per share, to the Subscribers at a price of $1.00 per share and received gross proceeds of $10 million.

On July 11, 2024, the Company closed the acquisition of 98% of the issued share capital in Yi Caishen (Xiamen) Trading Co., Ltd., a limited liability company incorporated in China (the “Target Company”), pursuant to a share purchase agreement (the “Share Purchase Agreement”), dated May 29, 2024, by and between the Company’s wholly owned subsidiary, Pop HK, and Shaorong Zheng, a shareholder of the Target Company. The Company issued an aggregate of 1,000,000 Class A ordinary shares, par value US$0.01 per share, with an aggregate value of $1,100,000, to Shaorong Zheng as consideration for 98% of the issued share capital in the Target Company.

As of the date of this annual report, the Acquisition of Yi Caishen has not been consummated.

On September 9, 2024, Pupu Digital, a wholly owned subsidiary of Xiamen Pop Culture, entered into a liquidity loan contract with Bank of Communications Company Limited, Xiamen Branch, under which Pupu Digital borrowed RMB3 million from Bank of Communications, Xiamen Branch for a credit period from September 9, 2024 to September 9, 2027, and the term of each of the loans to be drawn down under such contract shall not exceed 12 months.